UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                             FORM 13F

                       FORM 13F Cover Page



   Report for the Calendar Year or Quarter Ended June 30, 2002
                                                 -------------

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Feirstein, Barry R.

Address:  540 Madison Avenue
          15th Floor
          New York, New York 10022

13F File Number: 28-4181

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Barry Feirstein
Title:
Phone:  (646) 521-8300


Signature, Place and Date of Signing:


/s/Barry Feirstein                  New York, New York      August 13, 2002
------------------                  ------------------      ---------------
     [Signature]                     [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                      Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -

Form 13F Information Table Entry Total:        33
                                               --

Form 13F Information Table Value Total:     $128,066
                                            ----------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]

                                                             FORM 13F
                                                         Barry Feirstein


                                                                      Investment Discretion                      Voting Authority
Item 1:                       Item 2:   Item 3:  Item 4:     Item 5:        Item 6:                Item 7:             Item 8:

                                                                            (b)
                                                                          Shared        (c)
                             Title of  CUSIP      Fair Mkt   Shrs/   (a)  As defined   Shared      Managers       (a)    (b)    (c)
Name of Issuer               Class     Number     Value      Pr. Amt Sole in Instr. V  Other       See Inst. V    Sole  Shared  None

ADAPTEC                      Common  00651F108    496,281     62,900   X                                         62,900
ALLSTATE CORP                Common  020002101    798,768     21,600   X                                         21,600
AMN HEALTHCARE SOLUTIONS     Common  001744101     77,022      2,200   X                                          2,200
AT RD INC COM                Common  04648K105  1,968,847    319,100   X                                        319,100
CABLE AND WIRELESS PLC SP.   Common  126830207     66,478      8,600   X                                          8,600
CALPINE CORP COMMON          Common  131347106  9,139,000  1,300,000   X                                      1,300,000
CAMECO CORP COM              Common  13321L108 25,650,000  1,000,000   X                                      1,000,000
COX COMMUNICATIONS           Common  224044107  2,391,340     86,800   X                                         86,800
CYTYC CORP COM               Common  232946103    658,368     86,400   X                                         86,400
ECOLLEGE COM                 Common  27887E100  1,332,800    392,000   X                                        392,000
EL PASO                      Common  28336L109  5,344,173    259,300   X                                        259,300
FREE MARKETS INC COM         Common  356602102    671,175     47,500   X                                         47,500
FUEL-TECH N V COM            Common  359523107    139,260     21,100   X                                         21,100
GENZYME CORP                 Common  372917104  1,662,336     86,400   X                                         86,400
GLOBESPAN VIRATA INC         Common  37957V106    515,871    133,300   X                                        133,300
GSI COMMERCE INC COM         Common  36238G102    912,795    120,900   X                                        120,900
HARRIS INTERACTIVE INC COM   Common  414549105    408,781    121,300   X                                        121,300
IVANHOE ENERGY INC COM       Common  465790103     56,700     45,000   X                                         45,000
LOCKHEED MARTIN CORP COM     Common  539830109  4,892,800     70,400   X                                         70,400
MCAFEE ASSOCS INC            Common  579062100  1,897,344    129,600   X                                        129,600
MILLICOM INTL CELLULAR SA    Common  L6388F102  1,072,480    670,300   X                                        670,300
NEOFORMA COM INC COM NEW     Common  640475505  1,883,550    145,000   X                                        145,000
NETFLIX COM INC COM          Common  64110L106  1,468,950    105,000   X                                        105,000
NUMERICAL TECHNOLOGIES COM   Common  67053T101  1,001,547    250,700   X                                        250,700
PACER INTL INC TENN COM      Common  69373H106  2,987,692    173,300   X                                        173,300
PAY PAL                      Common  704508100  2,020,100    100,000   X                                        100,000
RAYTHEON CO                  Common  755111507  6,304,025    154,700   X                                        154,700
SEPRACOR INC COM             Common  817315104  9,550,000  1,000,000   X                                      1,000,000
TAIWAN SEMICONDUCTOR SP. ADR Common  874039100  2,809,300    216,100   X                                        216,100
TESCO CORP                   Common  88157K101 16,967,760  1,520,000   X                                      1,520,000
TYCO INTL LTD                Common  902124106 20,265,000  1,500,000   X                                      1,500,000
WHITE ELECTRONICS DESIGNS    Common  963801105    649,728     86,400   X                                         86,400
XM SATELLITE RADIO HLDG      Common  983759101  2,005,350    276,600   X                                        276,600

                                              128,065,621 10,512,500




00618.0001 #341317